Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 95,290	¥ 74,109	¥ 79,840
Total net investment income	65,744	153,820	176,464
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) from disposal of debt instruments	¥ (29,546)	¥ 79,711	¥ 96,624